Financial risk	12 Months Ended
Sep. 30, 2019
Financial risk
Financial risk

Note 21. Financial risk

Financial instruments are fundamental to the Group’s business of providing banking and financial services. The associated financial risks (including credit risk, funding and liquidity risk and market risk) are a significant proportion of the total risks faced by the Group.

This note details the financial risk management policies, practices and quantitative information of the Group’s principal financial risk exposures.

		Note
Principal financial risks	Note name	number
Overview	Risk management frameworks	21.1
Credit risk	Credit risk ratings system	21.2.1
The risk of financial loss where a customer or counterparty fails to meet their financial obligations.	Credit risk mitigation, collateral and other credit enhancements	21.2.2
	Credit risk concentrations	21.2.3
	Credit quality of financial assets	21.2.4
	Non-performing loans and credit commitments	21.2.5
	Collateral held	21.2.6
Funding and liquidity risk	Liquidity modelling	21.3.1
The risk that Westpac cannot meet its payment obligations or that it does not have the appropriate amount, tenor and composition of funding and liquidity to support its assets.	Sources of funding	21.3.2
	Assets pledged as collateral	21.3.3
	Contractual maturity of financial liabilities	21.3.4
	Expected maturity	21.3.5
Market risk	Value-at-Risk (VaR)	21.4.1
The risk of an adverse impact on earnings resulting from changes in market factors, such as foreign exchange rates, interest rates, commodity prices	Traded market risk	21.4.2
and equity price.	Non-traded market risk	21.4.3

21.1 Risk management frameworks

The Board is responsible for approving the Westpac Group Risk Management Framework, Westpac Group Risk Management Strategy and Westpac Group Risk Appetite Statement and for monitoring the effectiveness of risk management by the Westpac Group. The Board has delegated to the Board Risk and Compliance Committee (BRCC) responsibility to:

▪      review and recommend the Westpac Group Risk Management Framework, Westpac Group Risk Management Strategy and Westpac Group Risk Appetite Statement to the Board for approval;

▪      review and monitor the risk profile and controls of the Group consistent with Westpac Group's Risk Appetite Statement;

▪      approve frameworks, policies and processes for managing risk (consistent with the Westpac Group Risk Management Strategy and Westpac Group Risk Appetite Statement); and

▪      review and, where appropriate, approve risks beyond the approval discretion provided to management.

For each of its primary financial risks, the Group maintains risk management frameworks and a number of supporting policies that define roles and responsibilities, acceptable practices, limits and key controls:

Risk	Risk management framework and controls
Credit risk

▪      The Credit Risk Management Framework describes the principles, methodologies, systems, roles and responsibilities, reports and key controls for managing credit risk.

▪      The BRCC, Westpac Group Executive Risk Committee (RISKCO) and Westpac Group Credit Risk Committee (CREDCO) monitor the risk profile, performance and management of the Group’s credit portfolio and the development and review of key credit risk policies.

▪      The Credit Risk Rating System Policy describes the credit risk rating system philosophy, design, key features and uses of rating outcomes.

▪      All models materially impacting the risk rating process are periodically reviewed in accordance with Westpac’s model risk policies.

▪      An annual review is performed of the Credit Risk Rating System by the BRCC and CREDCO.

▪      Specific credit risk estimates (including probability of default (PD), loss given default (LGD) and exposure at default (EAD) levels) are overseen, reviewed annually and supported by the Credit Risk Estimates Committee (a subcommittee of CREDCO) prior to approval under delegated authority from the Chief Risk Officer.

▪      In determining the provision for expected credit losses, the macroeconomic variables and the probability weightings of the forward looking scenarios as well as any adjustments made to the modelled outcomes are subject to the approval of the Group Chief Financial Officer and the Chief Risk Officer with oversight from the Board of Directors (and its Committees).

▪      Policies for the delegation of credit approval authorities and formal limits for the extension of credit are established throughout the Group.

▪      Credit manuals are established throughout the Group including policies governing the origination, evaluation, approval, documentation, settlement and ongoing management of credit risks.

▪      Sector policies guide credit extension where industry-specific guidelines are considered necessary (e.g. acceptable financial ratios or permitted collateral).

▪      The Related Entity Risk Management Framework and supporting policies govern credit exposures to related entities, to minimise the spread of credit risk between Group entities and to comply with prudential requirements prescribed by APRA.

Funding and liquidity risk

▪     Funding and liquidity risk is measured and managed in accordance with the policies and processes defined in the Board-approved Liquidity Risk Management Framework which is part of the Westpac Board-approved Risk Management Strategy.

▪      Responsibility for managing Westpac's liquidity and funding positions in accordance with Westpac's Liquidity Risk Management Framework is delegated to Treasury, under the oversight of Group ALCO and Group Liquidity Risk.

▪      Westpac’s Liquidity Risk Management Framework sets out Westpac’s funding and liquidity risk appetite, roles and responsibilities of key people managing funding and liquidity risk within Westpac, risk reporting and control processes and limits and targets used to manage Westpac’s balance sheet.

▪      Treasury undertakes an annual funding review that outlines Westpac's balance sheet funding strategy over a three year period. This review encompasses trends in global markets, peer analysis, wholesale funding capacity, expected funding requirements and a funding risk analysis. This strategy is continuously reviewed to take account of changing market conditions, investor sentiment and estimations of asset and liability growth rates.

▪      Westpac monitors the composition and stability of its funding so that it remains within Westpac’s funding risk appetite. This includes compliance with both the Liquidity Coverage Ratio (LCR) and Net Stable Funding Ratio (NSFR).

▪      Westpac holds a portfolio of liquid assets for several purposes, including as a buffer against unforeseen funding requirements. The level of liquid assets held takes into account the liquidity requirements of Westpac's balance sheet under normal and stress conditions.

▪      Treasury also maintains a contingent funding plan that outlines the steps that should be taken by Westpac in the event of an emerging ‘funding crisis’. The plan is aligned with Westpac’s broader Liquidity Crisis Management Policy which is approved annually by the Board.

▪      Daily liquidity risk reports are reviewed by Treasury and the Group’s Liquidity Risk teams. Liquidity reports are presented to ALCO monthly and to the BRCC quarterly.

Market risk

▪      The Market Risk Framework describes the Group’s approach to managing traded and non-traded market risk.

▪      Traded market risk includes interest rate, foreign exchange, commodity, equity price, credit spread and volatility risks. Non-traded market risk includes interest rate and credit spread risks.

▪      Market risk is managed using VaR limits, Net interest income at risk (NaR) and structural risk limits (including credit spread and interest rate basis point value limits) as well as scenario analysis and stress testing.

▪      The BRCC approves the risk appetite for traded and non-traded risks through the use of VaR, NaR and specific structural risk limits.

▪      Westpac Group Market Risk Committee (MARCO) has approved separate VaR sub-limits for the trading activities of Financial Markets and Treasury and for Asset and Liability Management (ALM) activities.

▪      Market risk limits are assigned to business management based upon the Bank’s risk appetite and business strategies in addition to the consideration of market liquidity and concentration.

▪      Market risk positions are managed by the trading desks and ALM unit consistent with their delegated authorities and the nature and scale of the market risks involved.

▪      Daily monitoring of current exposure and limit utilisation is conducted independently by the Market Risk unit, which monitors market risk exposures against VaR and structural risk limits. Daily VaR position reports are produced by risk type, by product lines and by geographic region. Quarterly reports are produced for the MARCO, RISKCO and the BRCC.

▪      Daily stress testing and backtesting of VaR results are performed to support model integrity and to analyse extreme or unexpected movements. A review of both the potential profit and loss outcomes is also undertaken to monitor any skew created by the historical data. MARCO has ratified an approved escalation framework.

▪      The BRCC has approved a framework for profit or loss escalation which considers both single day and 20 day cumulative results.

▪      Treasury’s ALM unit is responsible for managing the non-traded interest rate risk including risk mitigation through hedging using derivatives. This is overseen by the Market Risk unit and reviewed by MARCO, RISKCO and BRCC.

21.2 Credit Risk

21.2.1 Credit risk ratings system

The principal objective of the credit risk rating system is to reliably assess the credit risk to which the Group is exposed. The Group has two main approaches to this assessment.

Transaction-managed customers

Transaction managed customers are generally customers with business lending exposures. They are individually assigned a Customer Risk Grade (CRG), corresponding to their expected PD. Each facility is assigned an LGD. The Group’s risk rating system has a tiered scale of risk grades for both non-defaulted customers and defaulted customers. Non-defaulted CRGs are mapped to Moody’s and S&P Global Ratings (S&P) external senior ranking unsecured ratings.

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to the Group’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+

Westpac Rating
Weak	E	Watchlist
	F	Special Mention
Weak/default/non-performing	G	Substandard/Default
	H	Default

Program-managed portfolio

The program-managed portfolio generally includes retail products including mortgages, personal lending (including credit cards) as well as SME lending. These customers are grouped into pools of similar risk. Pools are created by analysing similar risk characteristics that have historically predicted that an account is likely to go into default. Customers grouped according to these predictive characteristics are assigned a PD and LGD relative to their pool. The credit quality of these pools is based on a combination of behavioural factors, delinquency trends, PD estimates and loan to valuation ratio (housing loans only).

21.2.2 Credit risk mitigation, collateral and other credit enhancements

Westpac uses a variety of techniques to reduce the credit risk arising from its lending activities.

This includes the Group establishing that it has direct, irrevocable and unconditional recourse to collateral and other credit enhancements through obtaining legally enforceable documentation.

Collateral

The table below describes the nature of collateral or security held for each relevant class of financial asset:

Loans – housing and personal[1]

Housing loans are secured by a mortgage over property and additional security may take the form of guarantees and deposits.

Personal lending (including credit cards and overdrafts) is predominantly unsecured. Where security is taken, it is restricted to eligible motor vehicles, caravans, campers, motor homes and boats. Personal lending also includes margin lending which is secured primarily by shares or managed funds.

Loans – business[1]

Business loans may be secured, partially secured or unsecured. Security is typically taken by way of a mortgage over property and/or a general security agreement over business assets or other assets.

Other security such as guarantees, standby letters of credit or derivative protection may also be taken as collateral, if appropriate.

Trading securities, financial assets measured at FVIS and derivatives

These exposures are carried at fair value which reflects the credit risk.

For trading securities, no collateral is sought directly from the issuer or counterparty; however this may be implicit in the terms of the instrument (such as an asset-backed security). The terms of debt securities may include collateralisation.

For derivatives, master netting agreements are typically used to enable the effects of derivative assets and liabilities with the same counterparty to be offset when measuring these exposures. Additionally, collateralisation agreements are also typically entered into with major institutional counterparties to avoid the potential build-up of excessive mark-to-market positions. Derivative transactions are increasingly being cleared through central clearers.

1.	This includes collateral held in relation to associated credit commitments.

Management of risk mitigation

The Group mitigates credit risk through controls covering:

Collateral and valuation management

The estimated realisable value of collateral held in support of loans is based on a combination of:

▪      formal valuations currently held for such collateral; and

▪      management’s assessment of the estimated realisable value of all collateral held.

This analysis also takes into consideration any other relevant knowledge available to management at the time. Updated valuations are obtained when appropriate.

The Group revalues collateral related to financial markets positions on a daily basis and has formal processes in place to promptly call for collateral top-ups, if required. These processes include margining for non-centrally cleared customer derivatives as regulated by Australian Prudential Standard CPS226. The collateralisation arrangements are documented via the Credit Support Annex of the International Swaps and Derivatives Association (ISDA) dealing agreements and Global Master Repurchase Agreements (GMRA) for repurchase transactions.

In relation to financial markets positions, Westpac only recognises collateral which is:

▪      cash, primarily in Australian dollars (AUD), New Zealand dollars (NZD), US dollars (USD), Canadian dollars (CAD), British pounds (GBP) or European Union euro (EUR);

▪      bonds issued by Australian Commonwealth, State and Territory governments or their Public Sector Enterprises, provided these attract a zero risk-weighting under Australian Prudential Standard (APS) 112;

▪      securities issued by other sovereign governments and supranationals as approved by an authorised credit officer;

▪      protection bought via credit-linked notes (provided the proceeds are invested in cash or other eligible collateral).

Other credit enhancements

The Group only recognises guarantees, standby letters of credit, or credit derivative protection from the following entities (provided they are not related to the entity with which Westpac has a credit exposure):

▪      Sovereign;

▪      Australia and New Zealand public sector;

▪      ADIs and overseas banks with a minimum risk grade equivalent of A3 / A–; and

▪      Others with a minimum risk grade equivalent of A3 / A–.

Credit Portfolio Management (CPM) manages the Group’s corporate, sovereign and bank credit portfolios through monitoring the exposure and any offsetting hedge positions.

CPM purchases credit protection from entities meeting the criteria above and sells credit protection to diversify the Group’s credit risk.

Offsetting

Creditworthy customers domiciled in Australia and New Zealand may enter into formal agreements with the Group, permitting the Group to set-off gross credit and debit balances in their nominated accounts. Cross-border set-offs are not permitted.

Close-out netting is undertaken with counterparties with whom the Group has entered into a legally enforceable master netting agreement for their off-balance sheet financial market transactions in the event of default.

Further details of offsetting are provided in Note 23.

Central clearing

The Group executes derivative transactions through central clearing counterparties. Central clearing counterparties mitigate risk through stringent membership requirements, the collection of margin against all trades placed, the default fund, and an explicitly defined order of priority of payments in the event of default.

21.2.3 Credit risk concentrations

Credit risk is concentrated when a number of counterparties are engaged in similar activities, have similar economic characteristics and thus may be similarly affected by changes in economic or other conditions.

The Group monitors its credit portfolio to manage risk concentrations and rebalance the portfolio.

Individual customers or groups of related customers

The Group has large exposure limits governing the aggregate size of credit exposure normally acceptable to individual customers and groups of related customers. These limits are tiered by customer risk grade.

Specific industries

Exposures to businesses, governments and other financial institutions are classified into a number of industry clusters based on related Australian and New Zealand Standard Industrial Classification (ANZSIC) codes and are monitored against the Group’s industry risk appetite limits.

Individual countries

The Group has limits governing risks related to individual countries, such as political situations, government policies and economic conditions that may adversely affect either a customer’s ability to meet its obligations to the Group, or the Group’s ability to realise its assets in a particular country.

Maximum exposure to credit risk

The maximum exposure to credit risk (excluding collateral received) is represented by the carrying amount of on-balance sheet financial assets (which comprises cash and balances with central banks, collateral paid, trading securities and financial assets measured at FVIS, derivatives, available-for-sale securities/investment securities, loans; and other financial assets) and undrawn credit commitments.

The following tables set out the credit risk concentrations to which the Group and the Parent Entity are exposed for on-balance sheet financial assets and for undrawn credit commitments.

Life insurance assets are excluded as primarily the credit risk is passed on to the policyholder and backed by the policyholder liabilities.

The balances for trading securities and financial assets measured at FVIS and available-for-sale securities/investment securities exclude equity securities as the primary financial risk is not credit risk.

The credit concentrations for each significant class of financial asset are:[1]

Trading securities and financial assets measured at FVIS (Note 10)

▪      45% (2018: 41%) were issued by financial institutions for the Group; 44% (2018: 40%) for the Parent Entity.

▪      51% (2018: 55%) were issued by government or semi-government authorities for the Group; 52% (2018: 56%) for the Parent Entity.

▪      71% (2018: 73%) were held in Australia by the Group; 75% (2018: 76%) by the Parent Entity.

Available-for-sale securities / Investment securities (Note 11)

▪      24% (2018: 27%) were issued by financial institutions for the Group; 25% (2018: 28%) for the Parent Entity.

▪      75% (2018: 73%) were issued by government or semi-government authorities for the Group; 75% (2018: 72%) for the Parent Entity.

▪      90% (2018: 89%) were held in Australia by the Group; 97% (2018: 96%) by the Parent Entity.

Loans (Note 12)	▪ Note 12 provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 20)	▪ 72% (2018: 79%) were issued by financial institutions for both the Group and Parent Entity. ▪ 78% (2018: 84%) were held in Australia by the Group; 80% (2017: 86%) by the Parent Entity.

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentation changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

	2019			2018[1]
	Total on	Undrawn		Total on	Undrawn
Consolidated	balance	credit		balance	credit
$m	sheet	commitments	Total	sheet	commitments	Total
Australia
Accommodation, cafes and restaurants	8,061	1,070	9,131	8,316	1,404	9,720
Agriculture, forestry and fishing	9,250	2,014	11,264	8,662	2,035	10,697
Construction	7,229	3,340	10,569	6,764	3,324	10,088
Finance and insurance	73,052	7,316	80,368	68,002	7,781	75,783
Government, administration and defence	63,582	1,766	65,348	50,757	728	51,485
Manufacturing	10,504	5,850	16,354	9,979	5,738	15,717
Mining	3,325	3,802	7,127	3,641	3,079	6,720
Property	45,467	10,119	55,586	45,871	12,309	58,180
Property services and business services	14,191	5,898	20,089	13,577	5,596	19,173
Services	12,340	6,523	18,863	12,312	5,700	18,012
Trade	16,593	7,677	24,270	16,866	7,951	24,817
Transport and storage	9,529	5,114	14,643	9,599	4,958	14,557
Utilities	5,567	4,487	10,054	5,291	3,471	8,762
Retail lending	467,206	84,057	551,263	464,329	86,421	550,750
Other	6,668	2,740	9,408	7,924	1,597	9,521
Total Australia	752,564	151,773	904,337	731,890	152,092	883,982
New Zealand
Accommodation, cafes and restaurants	356	36	392	324	39	363
Agriculture, forestry and fishing	8,631	607	9,238	8,205	684	8,889
Construction	503	350	853	505	429	934
Finance and insurance	11,685	1,507	13,192	8,368	1,437	9,805
Government, administration and defence	6,667	856	7,523	4,867	691	5,558
Manufacturing	2,079	1,758	3,837	2,312	1,577	3,889
Mining	289	29	318	213	101	314
Property	6,977	1,120	8,097	6,252	1,035	7,287
Property services and business services	1,300	557	1,857	1,110	512	1,622
Services	2,023	577	2,600	1,762	613	2,375
Trade	2,441	1,259	3,700	2,573	1,023	3,596
Transport and storage	1,209	755	1,964	1,105	791	1,896
Utilities	1,938	1,447	3,385	1,418	1,564	2,982
Retail lending	49,542	12,056	61,598	46,700	12,114	58,814
Other	151	161	312	14	245	259
Total New Zealand	95,791	23,075	118,866	85,728	22,855	108,583
Other overseas
Accommodation, cafes and restaurants	109	11	120	112	12	124
Agriculture, forestry and fishing	150	3	153	19	1	20
Construction	55	127	182	71	121	192
Finance and insurance	17,712	3,093	20,805	23,739	3,454	27,193
Government, administration and defence	5,646	23	5,669	4,252	50	4,302
Manufacturing	3,830	5,329	9,159	3,372	4,849	8,221
Mining	500	1,872	2,372	354	1,793	2,147
Property	493	29	522	468	57	525
Property services and business services	1,766	863	2,629	1,758	733	2,491
Services	244	637	881	207	448	655
Trade	2,318	2,859	5,177	2,323	3,330	5,653
Transport and storage	999	652	1,651	1,235	222	1,457
Utilities	1,088	931	2,019	765	329	1,094
Retail lending	864	37	901	684	45	729
Other	171	26	197	318	6	324
Total other overseas	35,945	16,492	52,437	39,677	15,450	55,127
Total gross credit risk	884,300	191,340	1,075,640	857,295	190,397	1,047,692

1.	Comparatives have been restated for consistency.

	2019			2018[1]
	Total on	Undrawn		Total on	Undrawn
Parent Entity	balance	credit		balance	credit
$m	sheet	commitments	Total	sheet	commitments	Total
Australia
Accommodation, cafes and restaurants	7,989	1,070	9,059	8,247	1,404	9,651
Agriculture, forestry and fishing	9,191	2,014	11,205	8,604	2,035	10,639
Construction	6,853	3,340	10,193	6,260	3,324	9,584
Finance and insurance	158,418	7,316	165,734	156,489	7,781	164,270
Government, administration and defence	63,599	1,766	65,365	50,745	728	51,473
Manufacturing	10,322	5,850	16,172	9,754	5,738	15,492
Mining	3,304	3,802	7,106	3,609	3,078	6,687
Property	45,405	10,119	55,524	45,869	12,309	58,178
Property services and business services	13,348	5,898	19,246	12,533	5,595	18,128
Services	12,094	6,523	18,617	12,044	5,700	17,744
Trade	16,408	7,677	24,085	16,655	7,949	24,604
Transport and storage	9,221	5,114	14,335	9,202	4,957	14,159
Utilities	5,542	4,487	10,029	5,265	3,471	8,736
Retail lending	466,188	84,057	550,245	463,280	86,421	549,701
Other	5,684	2,740	8,424	6,499	1,574	8,073
Total Australia	833,566	151,773	985,339	815,055	152,064	967,119
New Zealand
Accommodation, cafes and restaurants	—	—	—	—	—	—
Agriculture, forestry and fishing	67	7	74	52	7	59
Construction	17	16	33	7	22	29
Finance and insurance	10,938	116	11,054	8,103	50	8,153
Government, administration and defence	2,196	8	2,204	1,039	29	1,068
Manufacturing	259	69	328	209	97	306
Mining	11	—	11	7	1	8
Property	117	3	120	52	8	60
Property services and business services	123	18	141	43	31	74
Services	46	1	47	25	44	69
Trade	392	170	562	324	234	558
Transport and storage	76	64	140	77	87	164
Utilities	507	73	580	374	146	520
Retail lending	—	13	13	1	19	20
Other	37	1	38	1	1	2
Total New Zealand	14,786	559	15,345	10,314	776	11,090
Other overseas
Accommodation, cafes and restaurants	67	10	77	70	12	82
Agriculture, forestry and fishing	130	1	131	4	1	5
Construction	47	125	172	59	113	172
Finance and insurance	60,388	3,067	63,455	63,043	3,442	66,485
Government, administration and defence	4,815	23	4,838	3,475	50	3,525
Manufacturing	3,822	5,269	9,091	3,367	4,741	8,108
Mining	497	1,869	2,366	355	1,791	2,146
Property	227	13	240	235	31	266
Property services and business services	1,683	862	2,545	1,668	730	2,398
Services	216	634	850	188	445	633
Trade	2,140	2,688	4,828	2,137	3,216	5,353
Transport and storage	888	643	1,531	1,129	214	1,343
Utilities	1,038	905	1,943	763	329	1,092
Retail lending	588	32	620	277	40	317
Other	133	14	147	238	4	242
Total other overseas	76,679	16,155	92,834	77,008	15,159	92,167
Total gross credit risk	925,031	168,487	1,093,518	902,377	167,999	1,070,376

1.	Comparatives have been restated for consistency.

21.2.4 Credit quality of financial assets

Credit quality disclosures (AASB 9)

The following tables show the credit quality of gross credit risk exposures measured at amortised cost or at FVOCI to which the impairment requirements of AASB 9 apply. The credit quality is determined by reference to the credit risk ratings system (refer Note 21.2.1) and expectations of future economic conditions under multiple scenarios:

	Consolidated 2019				Parent Entity 2019
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	382,119	743	—	382,862	361,727	536	—	362,263
Good/Satisfactory	84,071	11,326	—	95,397	58,599	10,623	—	69,222
Weak	4,201	10,715	4,367	19,283	3,735	10,244	4,076	18,055
Total loans - housing	470,391	22,784	4,367	497,542	424,061	21,403	4,076	449,540
Loans - personal
Strong	5,694	2	—	5,696	5,106	1	—	5,107
Good/Satisfactory	14,538	955	—	15,493	13,381	931	—	14,312
Weak	573	831	380	1,784	427	680	334	1,441
Total loans - personal	20,805	1,788	380	22,973	18,914	1,612	334	20,860
Loans - business[2]
Strong	75,758	232	—	75,990	64,041	123	—	64,164
Good/Satisfactory	109,541	4,581	—	114,122	90,937	3,455	—	94,392
Weak	439	5,342	1,970	7,751	362	3,997	1,724	6,083
Total loans - business	185,738	10,155	1,970	197,863	155,340	7,575	1,724	164,639
Debt securities
Strong	72,813	—	—	72,813	68,309	—	—	68,309
Good/Satisfactory	463	—	—	463	23	—	—	23
Weak	—	—	—	—	—	—	—	—
Total debt securities[3]	73,276	—	—	73,276	68,332	—	—	68,332
All other financial assets
Strong	30,623	—	—	30,623	162,339	—	—	162,339
Good/Satisfactory	685	—	—	685	496	—	—	496
Weak	48	—	—	48	41	—	—	41
Total all other financial assets	31,356	—	—	31,356	162,876	—	—	162,876
Undrawn credit commitments
Strong	148,525	328	—	148,853	132,776	317	—	133,093
Good/Satisfactory	39,782	1,294	—	41,076	33,097	1,122	—	34,219
Weak	142	1,135	134	1,411	123	937	115	1,175
Total undrawn credit commitments	188,449	2,757	134	191,340	165,996	2,376	115	168,487

Total strong	715,532	1,305	—	716,837	794,298	977	—	795,275
Total good/satisfactory	249,080	18,156	—	267,236	196,533	16,131	—	212,664
Total weak	5,403	18,023	6,851	30,277	4,688	15,858	6,249	26,795
Total on and off balance sheet	970,015	37,484	6,851	1,014,350	995,519	32,966	6,249	1,034,734

Details of collateral held in support of these balances are provided in Note 21.2.6.

1.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised costs or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.	Included in strong is $131 million of exposure (Parent $131 million) that is covered by a highly rated guarantee, which if it were not considered, the exposure would be classified as weak.
3.

Debt securities include $829 million at amortised cost for the Group and $27 million for the Parent Entity. $366 million of these are classified as strong for the Group and $4 million for the Parent Entity, and the rest are classified as good/satisfactory.

Credit quality disclosures (AASB 139)

The tables below segregate the financial assets of the Group and Parent Entity between financial assets that are neither past due nor impaired, past due but not impaired and impaired. The credit quality of financial assets that are neither past due nor impaired is determined by reference to the credit risk ratings system (refer to Note 21.2.1). as these tables do not reflect the adoption of AASB 9 they are not directly comparable to the credit quality tables above.

	Neither past due nor impaired
					Past due				Total
Consolidated 2018		Good/			but not			Impairment	carrying
$m	Strong[2]	Satisfactory	Weak[2]	Total	impaired	Impaired	Total	provision	value
Cash and balances with central banks[3]	26,555	233	—	26,788	—	—	26,788	—	26,788
Collateral paid	4,787	—	—	4,787	—	—	4,787	—	4,787
Trading securities and financial
assets measured at FVIS[4]	22,718	145	—	22,863	—	—	22,863	—	22,863
Derivative financial instruments	23,692	406	3	24,101	—	—	24,101	—	24,101
Available-for-sale securities[4]	60,229	506	—	60,735	—	—	60,735	—	60,735
Loans:
Loans - housing and personal	379,383	114,627	4,365	498,375	16,162	687	515,224	(1,303)	513,921
Loans - business[5]	75,331	112,446	4,481	192,258	4,293	729	197,280	(1,511)	195,769
Other financial assets	5,025	434	18	5,477	37	3	5,517	—	5,517
Total[6]	597,720	228,797	8,867	835,384	20,492	1,419	857,295	(2,814)	854,481

	Neither past due nor impaired
					Past due				Total
Parent Entity 2018		Good/			but not			Impairment	carrying
$m	Strong[2]	Satisfactory	Weak[2]	Total	impaired	Impaired	Total	provision	value
Cash and balances with central banks[3]	24,850	126	—	24,976	—	—	24,976	—	24,976
Collateral paid	4,722	—	—	4,722	—	—	4,722	—	4,722
Trading securities and financial assets measured at FVIS[4]	21,199	145	—	21,344	—	—	21,344	—	21,344
Derivative financial instruments	23,155	404	3	23,562	—	—	23,562	—	23,562
Available-for-sale securities[4]	56,443	3	—	56,446	—	—	56,446	—	56,446
Loans:
Loans - housing and personal	359,843	87,667	4,050	451,560	15,044	572	467,176	(1,125)	466,051
Loans - business[5]	61,918	95,649	3,412	160,979	3,838	582	165,399	(1,282)	164,117
Due from subsidairies[7]	134,086	—	—	134,086	—	—	134,086	—	134,086
Other financial assets	4,282	334	15	4,631	33	2	4,666	—	4,666
Total[6]	690,498	184,328	7,480	882,306	18,915	1,156	902,377	(2,407)	899,970

Details of collateral held in support of these balances are provided in Note 21.2.6.

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.

Included in strong is $146 million of exposure for both the Group and the Parent Entity that is covered by a highly rated guarantee, which if it were not considered, the exposure would be classified as weak.

3.	In prior years, cash and balances with central banks were not disclosed. These balances have now been included.
4.	Exclude equity securities.
5.

Loans - business classified as strong was restated from $90,408 million to $75,331 million for the Group, and from $76,995 million to $61,918 million for the Parent Entity. In addition, balances classified under good/satisfactory were reclassified from $97,369 million to $112,446 million for the Group, and from $80,572 million to $95,649 million for the Parent Entity.

6.

Total amount disclosed as 'strong' was restated from $586,393 million to $597,720 million for the Group, and from $687,386 million to $690,498 million for the Parent Entity. Total amount disclosed as good/satisfactory was restated from $213,693 million to $228,797 million for the Group, and from $210,856 million to $184,328 million.

7.	Due from subsidiaries excludes $6,511 million of long-term debt instruments with equity like characteristics which are part of the total investment in subsidiaries.

21.2.5 Non-performing loans and credit commitments

The loans and credit commitments balance in stage 3 (non-performing) is represented by those loans and credit commitments which are in default. A default occurs when Westpac considered that the customer is unlikely to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition of default is aligned to the APRA regulatory definition of default. These can be disaggregated into impaired loans and credit commitments (which is where the customer is unlikely to pay its credit obligations in full including restructured loans) and items 90 days past due, or otherwise in default but not impaired.

Impaired loans and credit commitments include:

▪      housing and business loans with insufficient security to cover the principal and interest payments owing (aligned to an impaired internal credit risk grade);

▪      personal loans which are greater than 90 days past due; and

▪      restructured loans (the original contractual terms have been modified to provide for concessions for a customer facing financial difficulties).

Items 90 days past due, or otherwise in default but not impaired include:

▪      currently 90 days or more past due but well secured[1];

▪      assets that were, but are no longer 90 days past due but are yet to satisfactorily demonstrate sustained improvement to allow reclassification; and

▪      other assets in default and not impaired, including those where an order for bankruptcy or similar legal action has been taken (e.g. appointment of an Administrator or Receiver).

The determination of the provision for expected credit losses is one of the Group’s critical accounting assumptions and estimates. Details of this and the Group’s accounting policy for the provision for expected credit losses are discussed in Notes 6 and 13, along with the total provision for expected credit losses on loans and credit commitments and the total for those loans that are considered non-performing (i.e. stage 3).

1.	The estimated net realisable value of security to which the Group has recourse is sufficient to cover all principal and interest as at 30 September.

The gross amount of non-performing loans and credit commitments, along with the provision for expected credit losses/provision for impairment charges, by type and geography of impaired loans at 30 September, is summarised in the following table:

Consolidated
$m	2019	2018	2017	2016	2015
Impaired exposures
Australia
Housing and business loans
Gross amount	1,215	882	975	1,589	1,220
Provision	(491)	(422)	(460)	(769)	(572)
Net	724	460	515	820	648
Personal loans greater than 90 days past due
Gross amount	384	358	362	267	252
Provision	(233)	(179)	(187)	(159)	(164)
Net	151	179	175	108	88
Restructured loans
Gross amount	16	9	12	13	22
Provision	(6)	(1)	(7)	(11)	(12)
Net	10	8	5	2	10
New Zealand
Housing and business loans
Gross amount	62	124	152	218	348
Provision	(26)	(30)	(41)	(95)	(104)
Net	36	94	111	123	244
Personal loans greater than 90 days past due
Gross amount	20	12	11	10	10
Provision	(15)	(9)	(8)	(7)	(7)
Net	5	3	3	3	3
Restructured loans
Gross amount	12	14	15	16	17
Provision	(3)	(4)	(5)	(4)	(4)
Net	9	10	10	12	13
Other overseas
Housing and business loans
Gross amount	50	13	15	44	25
Provision	(17)	(6)	(6)	(21)	(13)
Net	33	7	9	23	12
Personal loans greater than 90 days past due
Gross amount	1	1	—	—	1
Provison	—	(1)	—	—	(1)
Net	1	—	—	—	—
Restructured loans
Gross amount	3	3	—	2	—
Provison	(1)	(1)	—	(1)	—
Net	2	2	—	1	—
Total impaired loans
Gross amount	1,763	1,416	1,542	2,159	1,895
Provision	(792)	(653)	(714)	(1,067)	(877)
Total net impaired assets	971	763	828	1,092	1,018
Items 90 days past due, or otherwise in default but not impaired
Australia
Gross amount	4,684	3,861	3,322	3,075	2,149
Provison[1]	(521)	(193)	(165)	(137)	(110)
Net	4,163	3,668	3,157	2,938	2,039
New Zealand
Gross amount	340	127	117	89	130
Provison[1]	(33)	(10)	(9)	(7)	(10)
Net	307	117	108	82	120
Overseas
Gross amount	64	29	19	17	13
Provison[1]	(9)	(2)	(2)	(1)	(1)
Net	55	27	17	16	12
Total Items 90 days past due, or otherwise in default but not impaired
Gross amount	5,088	4,017	3,458	3,181	2,292
Provison[1]	(563)	(205)	(176)	(145)	(121)
Total net items 90 days past due, or otherwise in default but not impaired	4,525	3,812	3,282	3,036	2,171
Total non-performing loans and credit commitments
Gross amount	6,851	5,433	5,000	5,340	4,187
Provison	(1,355)	(858)	(890)	(1,212)	(998)
Total net non-performing loans and credit commitments	5,496	4,575	4,110	4,128	3,189
1.	In prior periods only gross amounts were disclosed. Provision information has now been included for all reporting years.

The following table summarises the interest received and forgone on impaired loans:

Consolidated 2019
$m	Australia	Overseas	Total
Interest received	4	6	10
Interest forgone	32	—	32

21.2.6 Collateral held

Loans

The Group analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

The Group and the Parent Entity’s loan portfolio have the following coverage from collateral held based on the requirements of AASB 9:

Performing loans

Consolidated	2019
	Housing	Personal	Business
%	Loans[1]	Loans	Loans	Total
Fully secured	100.0	7.9	59.6	85.9
Partially secured	—	29.9	19.3	6.3
Unsecured	—	62.2	21.1	7.8
Total	100.0	100.0	100.0	100.0

Parent Entity	2019
	Housing	Personal	Business
%	Loans[1]	Loans	Loans	Total
Fully secured	100.0	8.6	60.1	86.7
Partially secured	—	31.1	18.2	5.7
Unsecured	—	60.3	21.7	7.6
Total	100.0	100.0	100.0	100.0

Non-performing loans

Consolidated	2019
	Housing	Personal	Business
%	Loans[1]	Loans	Loans	Total
Fully secured	90.3	—	49.5	73.3
Partially secured	9.7	38.2	29.2	17.0
Unsecured	—	61.8	21.3	9.7
Total	100.0	100.0	100.0	100.0

Parent Entity	2019
	Housing	Personal	Business
%	Loans[1]	Loans	Loans	Total
Fully secured	90.1	—	54.0	75.1
Partially secured	9.9	34.1	27.4	16.1
Unsecured	—	65.9	18.6	8.8
Total	100.0	100.0	100.0	100.0

Details of the carrying value and associated provisions for ECL are disclosed in Notes 12 and 13 respectively. The credit quality of loans is disclosed in Note 21.2.4.

1.	For the purposes of collateral classification, housing loans are classified as fully secured unless they are non-performing in which case may be classified as partially secured.

As the comparatives have not been restated for the adoption of AASB 9, the Group and the Parent Entity’s loan portfolio have the following coverage from collateral held based on the requirements of AASB 139 for prior years. Once AASB 9 has been effective for the comparative year end, these tables will no longer be presented.

Neither past due nor impaired

Consolidated	2018
	Loans -
	Housing and	Loans -
%	personal	Business	Total
Fully secured	97.5	55.8	85.9
Partially secured	0.6	22.9	6.8
Unsecured	1.9	21.3	7.3
Total	100.0	100.0	100.0

Parent Entity	2018
	Loans -
	Housing and	Loans -
%	personal	Business	Total
Fully secured	98.1	57.8	87.5
Partially secured	0.3	20.4	5.6
Unsecured	1.6	21.8	6.9
Total	100.0	100.0	100.0

Past due but not impaired

Consolidated	2018
	Loans -
	Housing and	Loans -
%	personal	Business	Total
Fully secured	94.6	52.8	85.8
Partially secured	2.0	28.2	7.5
Unsecured	3.4	19.0	6.7
Total	100.0	100.0	100.0

Parent Entity	2018
	Loans -
	Housing and	Loans -
%	personal	Business	Total
Fully secured	95.7	54.7	87.3
Partially secured	1.5	25.0	6.3
Unsecured	2.8	20.3	6.4
Total	100.0	100.0	100.0

Impaired

Consolidated	2018
	Loans -
	Housing and	Loans -
%	personal	Business	Total
Fully secured	72.8	32.0	51.8
Partially secured	10.0	11.5	10.8
Unsecured	17.2	56.5	37.4
Total	100.0	100.0	100.0

Parent Entity	2018
	Loans -
	Housing and	Loans -
%	personal	Business	Total
Fully secured	76.4	28.5	52.2
Partially secured	6.5	13.1	9.8
Unsecured	17.1	58.4	38.0
Total	100.0	100.0	100.0

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Cash, primarily for derivatives	3,289	2,187	2,851	1,751
Securities under reverse repurchase agreements[1]	6,836	1,404	6,733	1,404
Securities under derivatives and stock borrowing[1]	119	28	119	28
Total other collateral held	10,244	3,619	9,703	3,183

21.3    Funding and liquidity risk

21.3.1 Liquidity modelling

In managing funding and liquidity for Westpac, Treasury utilises balance sheet forecasts and the maturity profile of Westpac’s wholesale funding portfolio to project liquidity outcomes. Local liquidity limits are also used by Westpac in applicable geographies to ensure liquidity is managed efficiently and prudently.

In addition, Westpac conducts regular stress testing to assess Westpac's ability to meet cash flow obligations under a range of market conditions and scenarios. These scenarios inform liquidity limits and strategic planning.

21.3.2 Sources of funding

Sources of funding are regularly reviewed to maintain a wide diversification by currency, geography, product and term. Sources include, but are not limited to:

▪      deposits;

▪      debt issues;

▪      proceeds from sale of marketable securities;

▪      repurchase agreements with central banks;

▪      principal repayments on loans;

▪      interest income; and

▪      fee income.

Liquid assets

Treasury holds a portfolio of high-quality liquid assets as a buffer against unforeseen funding requirements. These assets are eligible for repurchase agreements with the Reserve Bank of Australia (RBA) or another central bank and are held in cash, Government, State Government and highly rated investment grade securities. The level of liquid asset holdings is reviewed frequently and is consistent with both the requirements of the balance sheet and market conditions.

Liquid assets that qualify as eligible collateral for repurchase agreements with a central bank (including internal securitisation) increased by $16.2 billion to $169.9 billion over the last 12 months.

A summary of the Group’s liquid asset holdings is as follows[2]:

	2019		2018
$m	Actual	Average	Actual	Average
Cash	18,398	19,189	25,476	21,912
Trading securities and financial assets measured at FVIS	18,867	17,184	11,235	10,051
Available-for-sale securities	—	—	60,667	62,892
Investment securities	73,328	66,701	—	—
Loans[3]	58,933	52,498	55,500	55,336
Other financial assets	345	723	816	745
Total liquid assets	169,871	156,295	153,694	150,936

1.        Securities received as collateral are not recognised on the Group and Parent Entity's balance sheet.

2.       The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

3.       Loans are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand.

Group’s funding composition

The Group monitors the composition and stability of its funding so that it remains within the Group's funding risk appetite. This includes compliance with both the LCR and NSFR.

%	2019	2018
Customer deposits	62.5	63.1
Wholesale term funding with residual maturity greater than 12 months	16.6	15.7
Wholesale funding with a residual maturity less than 12 months	12.1	12.4
Securitisation	1.0	0.9
Equity	7.8	7.9
Group's total funding	100.0	100.0

Movements in the Group’s funding composition in 2019 included:

▪      Customer deposits decreased by 57 basis points to 62.5% of the Group’s total funding at 30 September 2019.   Customer deposits increased by $6.8 billion over the year, however this was lower than growth in other forms funding, mainly long-term wholesale funding;

▪      Long term funding with a residual maturity greater than 12 months increased 98 basis points or $11 billion to 16.6%.  The increase mainly reflects changes in interest rates and FX, in particular a lower Australian dollar, which increases the value of the Group’s offshore funding.  Funding from securitisation was little changed at 1.0% of total funding, reflecting the issuance of a A$2.8 billion RMBS transaction in February 2019;

▪      Wholesale funding with a residual maturity less than 12 months decreased by 38 basis points to 12.1%. The Group's short term funding portfolio (including long term to short term scroll) of $101.2 billion had a weighted average maturity of 135 days and is more than covered by the $169.9 billion of unencumbered repo-eligible liquid assets and cash held by the Group; and

▪      Funding from equity was little changed at 7.8% of total funding.

Maintaining a diverse funding base with the capacity and flexibility to access a wide range of funding markets, investors, currencies, maturities and products is an important part of managing liquidity risk.  Westpac’s funding infrastructure supports its ability to meet changing and diverse investor demands. In 2019, the Group raised $33.5 billion of long term wholesale funding.  The majority of new issuance came in the form of senior unsecured and covered bond format, in core currencies of AUD, USD, EUR and NZD. The Group also continued to benefit from its position as the only major Australian bank with an active Auto ABS capability and the only Australian bank with access to the US SEC registered market, raising funds in both these markets during the year.

New long term wholesale funding also included $4.2 billion of Tier 2 capital securities, as the Group made good progress towards the Total Loss Absorbing Capital (TLAC) requirements announced by APRA in July 2019.  The Group also issued $1.4 billion in Basel III compliant Additional Tier 1 securities (refer to Note 19).

Borrowings and outstanding issuances from existing debt programs at 30 September 2019 can be found in Notes 16 to 19.

Credit ratings

As at 30 September 2019 the Parent Entity’s credit ratings were:

2019	Short-term	Long-term	Outlook
S&P Global Ratings	A-1+	AA-	Stable
Moody’s Investors Service	P-1	Aa3	Stable
Fitch Ratings	F1+	AA-	Negative

If Westpac’s credit ratings were to be lowered from current levels, the Group’s borrowing costs and capacity may be adversely affected. A downgrade in Westpac’s credit ratings from current levels is likely to require the Group to pay higher interest rates than currently paid on our wholesale borrowings.

21.3.3 Assets pledged as collateral

The Group and Parent Entity are required to provide collateral (predominantly to other financial institutions), as part of standard terms, to secure liabilities. In addition to assets supporting securitisation and covered bond programs disclosed in Note 24, the carrying value of these financial assets pledged as collateral is:

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Cash	5,912	4,754	5,755	4,690
Cash deposit on stock borrowed	18	14	18	14
Securities (including certificates of deposit)	1,932	1,544	1,932	1,544
Securities pledged under repurchase agreements	13,754	12,492	13,754	12,492
Total amount pledged to secure liabilities	21,616	18,804	21,459	18,740

21.3.4 Contractual maturity of financial liabilities[1]

The tables below present cash flows associated with financial liabilities, payable at the balance sheet date, by remaining contractual maturity. The amounts disclosed in the table are the future contractual undiscounted cash flows, whereas the Group manages inherent liquidity risk based on expected cash flows.

Cash flows associated with financial liabilities include both principal payments as well as fixed or variable interest payments incorporated into the relevant coupon period. Principal payments reflect the earliest contractual maturity date. Derivative liabilities designated for hedging purposes are expected to be held for their remaining contractual lives, and reflect gross cash flows over the remaining contractual term.

Derivatives held for trading and certain liabilities classified in “Other financial liabilities” which are measured at fair value through income statement" are not managed for liquidity purposes on the basis of their contractual maturity, and accordingly these liabilities are presented in the up to 1 month column. Only the liabilities that the Group manages based on their contractual maturity are presented on a contractual undiscounted basis in the tables below.

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

Consolidated 2019	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 Years	Total
Financial liabilities
Collateral received	3,291	—	—	—	—	3,291
Deposits and other borrowings	374,126	83,365	97,081	11,968	73	566,613
Other financial liabilities	19,425	3,176	3,874	157	—	26,632
Derivative financial instruments:
Held for trading	27,945	—	—	—	—	27,945
Held for hedging purposes (net settled)	57	85	280	631	40	1,093
Held for hedging purposes (gross settled):
Cash outflow	4	287	902	517	—	1,710
Cash inflow	—	(276)	(875)	(466)	—	(1,617)
Debt issues	5,071	12,158	42,917	102,296	30,417	192,859
Total financial liabilities excluding loan capital	429,919	98,795	144,179	115,103	30,530	818,526
Loan capital	1	76	371	6,293	20,557	27,298
Total undiscounted financial liabilities	429,920	98,871	144,550	121,396	51,087	845,824
Total contingent liabilities and commitments
Letters of credit and guarantees	15,150	—	—	—	—	15,150
Commitments to extend credit	176,002	—	—	—	—	176,002
Other commitments	188	—	—	—	—	188
Total undiscounted contingent liabilities and commitments	191,340	—	—	—	—	191,340

Consolidated 2018	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Collateral received	2,184	—	—	—	—	2,184
Deposits and other borrowings	352,941	85,726	108,427	16,771	75	563,940
Other financial liabilities	18,894	2,445	3,697	160	—	25,196
Derivative financial instruments:
Held for trading	22,869	—	—	—	—	22,869
Held for hedging purposes (net settled)	68	95	377	741	96	1,377
Held for hedging purposes (gross settled):
Cash outflow	2,680	5,140	406	2,799	1,258	12,283
Cash inflow	(2,658)	(5,096)	(337)	(2,527)	(1,178)	(11,796)
Debt issues	1,743	7,502	48,848	100,245	31,892	190,230
Total financial liabilities excluding loan capital	398,721	95,812	161,418	118,189	32,143	806,283
Loan capital	8	79	253	4,866	16,509	21,715
Total undiscounted financial liabilities	398,729	95,891	161,671	123,055	48,652	827,998
Total contingent liabilities and commitments
Letters of credit and guarantees	15,585	—	—	—	—	15,585
Commitments to extend credit	174,658	—	—	—	—	174,658
Other commitments	154	—	—	—	—	154
Total undiscounted contingent liabilities and commitments	190,397	—	—	—	—	190,397

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

Parent Entity 2019	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Collateral received	2,853	—	—	—	—	2,853
Deposits and other borrowings	339,448	70,761	83,602	10,311	73	504,195
Other financial liabilities	19,340	3,121	3,625	157	—	26,243
Derivative financial instruments:
Held for trading	28,329	—	—	—	—	28,329
Held for hedging purposes (net settled)	21	9	97	378	33	538
Held for hedging purposes (gross settled):
Cash outflow	—	221	57	—	—	278
Cash inflow	—	(215)	(51)	—	—	(266)
Debt issues	4,790	10,959	37,104	86,064	28,063	166,980
Due to subsidiaries	15,538	1,020	4,989	20,117	142,620	184,284
Total financial liabilities excluding loan capital	410,319	85,876	129,423	117,027	170,789	913,434
Loan capital	1	76	371	6,293	20,557	27,298
Total undiscounted financial liabilities	410,320	85,952	129,794	123,320	191,346	940,732
Total contingent liabilities and commitments
Letters of credit and guarantees	14,583	—	—	—	—	14,583
Commitments to extend credit	153,716	—	—	—	—	153,716
Other commitments	188	—	—	—	—	188
Total undiscounted contingent liabilities and commitments	168,487	—	—	—	—	168,487

Parent Entity 2018	Up to	Over 1 Month	Over 3 Months	Over 1 Year	Over
$m	1 Month	to 3 Months	to 1 Year	to 5 Years	5 Years	Total
Financial liabilities
Collateral received	1,748	—	—	—	—	1,748
Deposits and other borrowings	320,365	74,530	94,855	14,606	75	504,431
Other financial liabilities	18,835	2,363	3,334	160	—	24,692
Derivative financial instruments:
Held for trading	23,039	—	—	—	—	23,039
Held for hedging purposes (net settled)	51	55	271	608	96	1,081
Held for hedging purposes (gross settled):
Cash outflow	2,632	4,725	377	2,174	726	10,634
Cash inflow	(2,615)	(4,687)	(324)	(2,043)	(644)	(10,313)
Debt issues	1,588	7,117	45,527	85,106	29,329	168,667
Due to subsidiaries[2]	18,249	1,156	5,388	23,653	139,076	187,522
Total financial liabilities excluding loan capital	383,892	85,259	149,428	124,264	168,658	911,501
Loan capital	8	79	253	4,866	16,509	21,715
Total undiscounted financial liabilities	383,900	85,338	149,681	129,130	185,167	933,216
Total contingent liabilities and commitments
Letters of credit and guarantees	14,957	—	—	—	—	14,957
Commitments to extend credit	152,943	—	—	—	—	152,943
Other commitments	99	—	—	—	—	99
Total undiscounted contingent liabilities and commitments	167,999	—	—	—	—	167,999

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.

Due to subsidiaries was restated from $142,400 million (classified under 'up to 1 month') to $187,522 million (classified across different maturity buckets). The increase reflects the contractual undiscounted interest to be paid on the liability.

21.3.5 Expected maturity

The tables below present the balance sheet based on expected maturity dates, except for deposits, based on historical behaviours. The liability balances in the following tables will not agree to the contractual maturity tables (Note 21.3.4) due to the analysis below being based on expected rather than contractual maturities, the impact of discounting and the exclusion of interest accruals beyond the reporting period. Included in the tables below are equity securities classified as trading securities, available-for-sale securities/investment securities and life insurance assets that have no specific maturity. These assets have been classified based on the expected period of disposal. Deposits are presented in the following table on a contractual basis, however as part of our normal banking operations, the Group would expect a large proportion of these balances to be retained.

Consolidated 2019	Due within	Greater than
$m	12 Months	12 Months	Total
Assets
Cash and balances with central banks	20,059	—	20,059
Collateral paid	5,930	—	5,930
Trading securities and financial assets measured at FVIS	18,544	13,237	31,781
Derivative financial instruments	20,695	9,164	29,859
Investment securities	9,810	63,591	73,401
Loans (net of provisions)	99,197	615,573	714,770
Other financial assets	5,367	—	5,367
Life insurance assets	1,541	7,826	9,367
Investment in associates	—	129	129
All other assets	1,222	14,741	15,963
Total assets	182,365	724,261	906,626
Liabilities
Collateral received	3,287	—	3,287
Deposits and other borrowings	551,817	11,430	563,247
Other financial liabilities	29,059	156	29,215
Derivative financial instruments	19,203	9,893	29,096
Debt issues	56,933	124,524	181,457
Life insurance liabilities	1,703	5,674	7,377
All other liabilities	3,907	1,707	5,614
Total liabilities excluding loan capital	665,909	153,384	819,293
Loan capital	—	21,826	21,826
Total liabilities	665,909	175,210	841,119
Net assets/(net liabilities)	(483,544)	549,051	65,507

Consolidated 2018	Due within	Greater than
$m	12 Months	12 Months	Total
Assets
Cash and balances with central banks	26,788	—	26,788
Collateral paid	4,787	—	4,787
Trading securities and financial assets measured at FVIS	12,191	10,941	23,132
Derivative financial instruments	17,828	6,273	24,101
Available-for-sale securities	6,959	54,160	61,119
Loans (net of provisions)	94,717	614,973	709,690
Other financial assets	5,517	—	5,517
Life insurance assets	1,598	7,852	9,450
Investment in associates	—	115	115
All other assets	1,008	13,885	14,893
Total assets	171,393	708,199	879,592
Liabilities
Collateral received	2,184	—	2,184
Deposits and other borrowings	543,198	16,087	559,285
Other financial liabilities	27,956	149	28,105
Derivative financial instruments	17,346	7,061	24,407
Debt issues	53,930	118,666	172,596
Life insurance liabilities	1,547	6,050	7,597
All other liabilities	2,812	768	3,580
Total liabilities excluding loan capital	648,973	148,781	797,754
Loan capital	1,382	15,883	17,265
Total liabilities	650,355	164,664	815,019
Net assets/(net liabilities)	(478,962)	543,535	64,573
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational and changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

Parent Entity 2019	Due within	Greater than
$m	12 Months	12 Months	Total
Assets
Cash and balances with central banks	17,692	—	17,692
Collateral paid	5,773	—	5,773
Trading securities and financial assets measured at FVIS	16,736	12,829	29,565
Derivative financial instruments	20,613	8,670	29,283
Investment securities	7,200	61,198	68,398
Loans (net of provisions)	79,956	551,980	631,936
Other financial assets	4,615	—	4,615
Due from subsidiaries	10,291	132,670	142,961
Investment in subsidiaries	—	6,436	6,436
Investment in associates	—	100	100
All other assets	756	12,224	12,980
Total assets	163,632	786,107	949,739
Liabilities
Collateral received	2,849	—	2,849
Deposits and other borrowings	491,562	9,868	501,430
Other financial liabilities	28,360	156	28,516
Derivative financial instruments	19,167	9,700	28,867
Debt issues	50,028	106,646	156,674
Due to subsidiaries	17,563	131,044	148,607
All other liabilities	2,545	1,587	4,132
Total liabilities excluding loan capital	612,074	259,001	871,075
Loan capital	—	21,826	21,826
Total liabilities	612,074	280,827	892,901
Net assets/(net liabilities)	(448,442)	505,280	56,838

Parent Entity 2018	Due within	Greater than
$m	12 Months	12 Months	Total
Assets
Cash and balances with central banks	24,976	—	24,976
Collateral paid	4,722	—	4,722
Trading securities and financial assets measured at FVIS	11,466	9,949	21,415
Derivative financial instruments	17,677	5,885	23,562
Available-for-sale securities	4,846	51,667	56,513
Loans (net of provisions)	76,389	553,779	630,168
Other financial assets	4,666	—	4,666
Due from subsidiaries	12,661	127,936	140,597
Investment in subsidiaries	—	4,508	4,508
Investment in associates	—	76	76
All other assets	681	11,346	12,027
Total assets	158,084	765,146	923,230
Liabilities
Collateral received	1,748	—	1,748
Deposits and other borrowings	486,418	14,050	500,468
Other financial liabilities	27,117	149	27,266
Derivative financial instruments	17,317	6,912	24,229
Debt issues	50,499	101,789	152,288
Due to subsidiaries	19,932	122,468	142,400
All other liabilities	1,534	676	2,210
Total liabilities excluding loan capital	604,565	246,044	850,609
Loan capital	1,382	15,883	17,265
Total liabilities	605,947	261,927	867,874
Net assets/(net liabilities)	(447,863)	503,219	55,356

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

21.4     Market risk

21.4.1  Value-at-Risk

The Group uses VaR as one of the mechanisms for controlling both traded and non-traded market risk.

VaR is a statistical estimate of the potential loss in earnings over a specified period of time and to a given level of confidence based on historical market movements. The confidence level indicates the probability that the loss will not exceed the VaR estimate on any given day.

VaR seeks to take account of all material market variables that may cause a change in the value of the portfolio, including interest rates, foreign exchange rates, price changes, volatility and the correlations between these variables. Daily monitoring of current exposure and limit utilisation is conducted independently by the Market Risk unit which monitors market risk exposures against VaR and structural concentration limits. These are supplemented by escalation triggers for material profits or losses and stress testing of risks beyond the 99% confidence interval.

The key parameters of VaR are:

Holding period	1 day
Confidence level	99%
Period of historical data used	1 year

21.4.2 Traded market risk

The table below depicts the aggregate VaR, by risk type, for the year ended 30 September:

Consolidated and Parent Entity	2019			2018			2017
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	14.9	6.6	10.9	15.6	5.1	8.6	16.0	4.6	8.5
Foreign exchange risk	8.6	0.8	4.1	6.9	0.7	3.0	9.4	0.6	3.1
Equity risk	0.2	0.0	0.0	1.0	0.0	0.1	0.4	0.0	0.1
Commodity risk[1]	42.0	1.7	8.2	24.3	1.7	6.5	14.1	3.3	6.6
Other market risks[2]	5.5	2.0	3.5	5.8	1.4	3.8	5.1	3.5	4.2
Diversification effect	n/a	n/a	(12.3)	n/a	n/a	(8.6)	n/a	n/a	(8.6)
Net market risk	45.3	7.9	14.4	28.1	6.7	13.4	22.9	9.7	13.9

1.	Includes electricity risk.
2.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

21.4.3 Non-traded market risk

Non-traded market risk includes interest rate risk in the banking book (IRRBB) – the risk to interest income from a mismatch between the duration of assets and liabilities that arises in the normal course of business activities.

Net interest income (NII) sensitivity is managed in terms of the NaR. A simulation model is used to calculate Westpac’s potential NaR. This combines the underlying balance sheet data with assumptions about run off and new business, expected repricing behaviour and changes in wholesale market interest rates. Simulations using a range of interest rate scenarios are used to provide a series of potential future NII outcomes. The interest rate scenarios modelled, over a three year time horizon using a 99% confidence interval, include those projected using historical market interest rate volatility as well as 100 and 200 basis point shifts up and down from the current market yield curves in Australia and New Zealand. Additional stressed interest rate scenarios are also considered and modelled.

A comparison between the NII outcomes from these modelled scenarios indicates the sensitivity to interest rate changes.

Net interest income-at-risk (NaR)

The table below depicts NaR assuming a 100 basis point shock (with a floor of zero for falling interest rates) over the next 12 months as a percentage of reported net interest income:

	2019				2018
% (increase)/decrease in net interest		Maximum	Minimum	Average		Maximum	Minimum	Average
income	As at	Exposure	Exposure	Exposure	As at	Exposure	Exposure	Exposure
Consolidated	2.88	2.88	(0.46)	0.81	0.01	0.78	(0.09)	0.27
Parent Entity	2.14	2.14	(0.42)	0.43	(0.22)	0.51	(0.28)	0.04

Value at Risk - IRRBB

The table below depicts VaR for IRRBB:

	2019				2018
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	34.1	37.3	19.4	27.8	23.2	57.0	23.2	32.5

As at 30 September 2019 the Value at Risk – IRRBB for the Parent Entity was $38.3 million (2018: $20.8 million).

Risk mitigation

IRRBB stems from the ordinary course of banking activities, including structural interest rate risk (the mismatch between the duration of assets and liabilities) and capital management.

The Group hedges its exposure to such interest rate risk using derivatives. Further details on the Group’s hedge accounting are discussed in Note 20.

The same controls as used to monitor traded market risk allow management to continuously monitor and manage IRRBB.

Structural foreign exchange risk

Structural foreign exchange risk results from the generation of foreign currency denominated earnings and from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore earnings and capital is subject to change that could introduce significant variability to the Bank’s reported financial results and capital ratios. Note 20 includes details of the Group’s asset and liability risk management activities including details of the hedge accounting and economic hedges used to manage this risk.